Provisions and contingencies - Disclosure of contingent liabilities in business combination (Details) - Discuva Limited - GBP (£) £ in Thousands	Oct. 31, 2018	Jan. 31, 2018
Disclosure of other provisions [line items]
Estimated assumed contingent liabilities	£ 1,608	£ 1,500
1% lower discount rate	1,721
1% higher discount rate	1,510
10% lower probability of success	1,325
10% higher probability of success	£ 1,869